Earnings Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share

EARNINGS PER SHARE

Basic earnings per share were 22.7% higher at 151.2p (30 June 2019:  123.2p) largely driven by the higher profit from operations driven by an improved operating performance (as well as the prior period being negatively impacted by the Quebec class action charge), the reduction in the effective tax rate from 25.1% to 23.0% and an improved performance from the Group’s main associate (ITC). Before adjusting items and including the dilutive effect of employee share schemes, adjusted diluted earnings per share grew by 5.7% to 157.8p (30 June 2019 149.3p) as the Group’s improved operating performance, an increase in profit from associates and joint ventures and a reduced underlying tax charge were partially offset by the higher  net finance costs and a translational foreign exchange headwind of 0.9%. On a constant translational foreign exchange basis, adjusted diluted earnings per share were 6.6% higher at 159.1p.

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	pence	pence	pence
Earnings per share
- basic	151.2	123.2	249.7
- diluted	150.7	122.8	249.0
Adjusted earnings per share
- basic	158.3	149.7	324.8
- diluted	157.8	149.3	323.8
Headline earnings per share
- basic	151.9	123.5	268.1
- diluted	151.4	123.1	267.3

Basic earnings per share are based on the profit for the year attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 39 to 41):

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	pence	pence	pence

Diluted earnings per share	150.7	122.8	249.0
Effect of restructuring and integration costs	2.1	7.2	20.3
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	6.4	5.9	24.5
Effect of Quebec Class Action charge	—	14.0	13.6
Effect of the Russian excise dispute	—	—	8.1
Effect of other adjusting items	(0.7)	0.1	8.1
Effect of associates’ adjusting items	(0.7)	(1.3)	(1.1)
Effect of other adjusting items in net finance costs	—	1.0	3.5
Effect of adjusting items in respect of deferred taxation	—	(0.4)	(2.2)
Adjusted diluted earnings per share	157.8	149.3	323.8

Notes to the Interim Financial Statements

Earnings per share cont…

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements.  It is calculated in accordance with Circular 1/2019 ‘Headline Earnings’ as issued by the South African Institute of Chartered Accountants.

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	pence	pence	pence

Diluted earnings per share	150.7	122.8	249.0
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	1.7	1.7	19.1
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(0.2)	(0.2)	0.3
Issue of shares and change in shareholding in associate	(0.8)	(1.2)	(1.1)
Diluted headline earnings per share	151.4	123.1	267.3

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	£m	£m	£m

Earnings	3,457	2,814	5,704
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	41	40	439
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(6)	(4)	6
Issue of shares and change in shareholding in associate	(19)	(29)	(25)
Headline earnings	3,473	2,821	6,124

The earnings per share are based on:

	30.6.20		30.6.19		31.12.19
	Earnings	Shares	Earnings	Shares	Earnings	Shares
	£m	m	£m	m	£m	m
Earnings per share
- basic	3,457	2,286	2,814	2,284	5,704	2,284
- diluted	3,457	2,294	2,814	2,291	5,704	2,291
Adjusted earnings per share
- basic	3,619	2,286	3,420	2,284	7,418	2,284
- diluted	3,619	2,294	3,420	2,291	7,418	2,291
Headline earnings per share
- basic	3,473	2,286	2,821	2,284	6,124	2,284
- diluted	3,473	2,294	2,821	2,291	6,124	2,291